FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Net Investment Hedges (Details) - Net investment hedge € in Millions, number in Millions, $ in Millions			12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Notional		8,288		8,288	6,335	6,335
OCI gross	$ 97	$ 45
Deferred tax	(27)	(12)
OCI net of deferred tax	70	33
Net Investment Hedge Fair Value:
Assets carrying amount		0		$ 0		$ 0
Liabilities carrying amount		(7,818)		(7,818)	€ (5,156)	(6,327)
Basis adjustment			$ 0	0
Foreign currency translation reserve		$ 600		$ 600		$ 60
Cross Currency Swap, 375 Notional Amount, Maturity January 2016
Disclosure of detailed information about hedging instruments [line items]
Notional		375		375	375	375
OCI gross	83	$ 83
Deferred tax	(24)	(24)
OCI net of deferred tax	59	$ 59
Cross Currency Swap, 500 Notional Amount, Maturity March 2020
Disclosure of detailed information about hedging instruments [line items]
Notional		500		500	500	500
OCI gross	11	$ (41)
Deferred tax	(3)	12
OCI net of deferred tax	8	$ (29)
Cross Currency Swap, 500 Notional Amount, Maturity July 2019
Disclosure of detailed information about hedging instruments [line items]
Notional		500		500	500	500
OCI gross	(16)	$ (16)
Deferred tax	5	5
OCI net of deferred tax	(11)	$ (11)
Cross Currency Swap, 100 Notional Amount, Maturity June 2018
Disclosure of detailed information about hedging instruments [line items]
Notional		100		100	100	100
OCI gross	8	$ 8
Deferred tax	(2)	(2)
OCI net of deferred tax	6	$ 6
Cross Currency Swap, 200 Notional Amount, Maturity November 2019
Disclosure of detailed information about hedging instruments [line items]
Notional		200		200	200	200
OCI gross	11	$ 11
Deferred tax	(3)	(3)
OCI net of deferred tax	$ 8	$ 8
Cross Currency Swap, 300 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional		300		300
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period			$ (25)	$ (39)
Change in fair value				14
Derivative at fair value at end of period		$ (25)		$ (25)
Derivative maturity term			10 years
Cross Currency Swap, 160 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional		160		160
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period			$ (13)	$ (21)
Change in fair value				8
Derivative at fair value at end of period		$ (13)		$ (13)
Derivative maturity term			10 years
Cross Currency Swap, 40 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional		40		40
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period			$ (3)	$ (6)
Change in fair value				3
Derivative at fair value at end of period		$ (3)		$ (3)
Derivative maturity term			10 years
Cross currency swap | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional					0	0
Net Investment Hedge Fair Value:
Assets carrying amount						$ 0
Liabilities carrying amount						0
Basis adjustment			$ 0
Foreign currency translation reserve						$ 70
EUR debt | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional		7,788		7,788	6,335	6,335
Net Investment Hedge Fair Value:
Assets carrying amount		$ 0		$ 0		$ 0
Liabilities carrying amount		(7,777)		(7,777)		(6,327)
Basis adjustment			0	0
Foreign currency translation reserve		$ 567		$ 567		$ (10)
Cross currency swap 2018
Disclosure of detailed information about hedging instruments [line items]
Notional		500		500
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period			$ (41)	$ (66)
Change in fair value				25
Derivative at fair value at end of period		$ (41)		$ (41)
Cross currency swap 2018 | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional		500		500
Net Investment Hedge Fair Value:
Assets carrying amount		$ 0		$ 0
Liabilities carrying amount		(41)		(41)
Basis adjustment				0
Foreign currency translation reserve		$ 33		$ 33